Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Liability [Abstract]
Schedule of the fair value liability of price adjustable derivative instruments
Fair Value of Liability for Derivative Instruments

Balance at December 31, 2020	$201,430
Initial valuation of derivative liabilities included in debt discount	515,000
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	932,378
Initial valuation of derivative liabilities included in derivative expense	354,904
Reclassification of derivative liabilities to gain from extinguishment of debt	(631,052)
Change in fair value of derivative liabilities	(394,428)
Balance at December 31, 2021	978,232
Initial valuation of derivative liabilities included in debt discount	76,250
Initial valuation of derivative liabilities included in derivative expense	16,900
Reclassification of derivative liabilities to gain from extinguishment of debt	(261,404)
Reclassification of derivative liabilities to additional paid in capital upon conversion	(67,284)
Change in fair value of derivative liabilities	(556,554)
Balance at June 30, 2022	$186,140

Fair Value of Liability for Derivative Instruments

Balance at December 31, 2019	$396,220
Initial valuation of derivative liabilities included in debt discount	55,000
Initial valuation of derivative liabilities included in derivative expense	127,285
Reclassification of derivative liabilities to loss from extinguishment of debt	97,700
Change in fair value of derivative liabilities	(474,775)
Balance at December 31, 2020	201,430
Initial valuation of derivative liabilities included in debt discount	515,000
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	932,378
Initial valuation of derivative liabilities included in derivative expense	354,904
Reclassification of derivative liabilities to gain from extinguishment of debt	(631,052)
Change in fair value of derivative liabilities	(394,428)
Balance at December 31, 2021	$978,232

Schedule of the estimated fair values of the liabilities for derivative instruments
	Initial Valuations on new derivative instruments entered into during the six months ended June 30, 2022	June 30, 2022
Volatility	150% to 219%	150%
Expected Remaining Term (in years)	0.11 to 0.94	0.11 to 0.69
Risk Free Interest Rate	0.52 to 2.51%	0.81 to 2.51%
Expected dividend yield	None	None

	Initial Valuations (on new derivative instruments entered into during the year ended December 31, 2021)	December 31, 2021
Volatility	218% to 412%	185%
Expected Remaining Term (in years)	1.00 to 1.50	0.55 to 0.96
Risk Free Interest Rate	0.05 to 0.85%	0.19 to 0.85%
Expected dividend yield	None	None

	Initial Valuations (on new derivative instruments entered into during the year ended December 31, 2020)	December 31, 2020
Volatility	676% to 684%	418%
Expected Remaining Term (in years)	1.00	0.25 to 0.54
Risk Free Interest Rate	0.15 to 0.16%	0.10%
Expected dividend yield	None	None